Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Owned, leased and consolidated joint venture hotels	$ 1,768	$ 1,704	$ 1,584
Vacation ownership and residential sales and services	703	538	523
Management fees, franchise fees and other income	814	712	658
Other revenues from managed and franchised properties	2,339	2,117	1,931
Total Revenues	5,624	5,071	4,696
Costs and Expenses
Owned, leased and consolidated joint venture hotels	1,449	1,395	1,315
Vacation ownership and residential	521	405	422
Selling, general, administrative and other	352	344	314
Restructuring, goodwill impairment and other special charges (credits), net	68	(75)	379
Depreciation	235	252	274
Amortization	30	33	35
Other expenses from managed and franchised properties	2,339	2,117	1,931
Total Costs and Expenses	4,994	4,471	4,670
Operating income	630	600	26
Equity earnings (losses) and gains and losses from unconsolidated ventures, net	11	10	(4)
Interest expense, net of interest income of $3, $2 and $3	(216)	(236)	(227)
Gain (loss) on asset dispositions and impairments, net		(39)	(91)
Income (loss) from continuing operations before taxes and noncontrolling interests	425	335	(296)
Income tax benefit (expense)	75	(27)	293
Income (loss) from continuing operations	500	308	(3)
Discontinued operations:
Income (loss) from operations, net of tax (benefit) expense of $0, $0 and $(2)	0	(1)	(2)
Gain (loss) on dispositions, net of tax (benefit) expense of $(5), $(166) and $(35)	(13)	168	76
Net income	487	475	71
Net (income) loss attributable to noncontrolling interests	2	2	2
Net income attributable to Starwood	489	477	73
Earnings (Losses) Per Share - Basic
Continuing operations	$ 2.65	$ 1.70	$ 0.00
Discontinued operations	$ (0.07)	$ 0.91	$ 0.41
Net income	$ 2.58	$ 2.61	$ 0.41
Earnings (Losses) Per Share - Diluted
Continuing operations	$ 2.57	$ 1.63	$ 0.00
Discontinued operations	$ (0.06)	$ 0.88	$ 0.41
Net income	$ 2.51	$ 2.51	$ 0.41
Amounts attributable to Starwood's Common Shareholders
Income (loss) from continuing operations	502	310	(1)
Discontinued operations	(13)	167	74
Net income	$ 489	$ 477	$ 73
Weighted average number of shares	189	183	180
Weighted average number of shares assuming dilution	195	190	180
Dividends declared per share	$ 0.50	$ 0.30	$ 0.20